Capital Stock	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Capital Stock

Note 4 Capital Stock

The Class A preference shares are non-voting and are convertible at any time into common shares at the option of the holder. Dividends on the Class A preference shares are cumulative, compounded quarterly and payable quarterly at an annual dividend rate of 9%. The Company, at its option, may redeem the Class A preference shares, in whole or in part, at any time and from time to time, at a redemption price of $1,000 per share plus any accrued and unpaid dividends thereon. The Company is not required to redeem the Class A preference shares.

In 1997, the Company exchanged a promissory note in the amount of $2,737,000 for 2,737 Class A preference shares at $1,000 per share. In 1998, the Company redeemed 500 of the Class A preference shares at their redemption price of $1,000 per share. As of December 31, 2006 and 2005, 2,237 Class A Preference Stock remained outstanding.

Dividends on the Class A preference shares for the years ended December 31, 2011, 2010, and 2009 were $601,870, $505,098, and $463,837, respectively. For the Nine Months Quarter ended September 30, 2012 the accrued Dividends recorded was $471,654 ($434,761 for same period in 2011). For the Three Months Quarter ended September 30, 2012 the accrued Dividends recorded was $160,934 ($148,451 for same period in 2011. They remain unpaid and are in arrears.

                During the year ended December 31, 2007, CCL restated the presentation of the Class A Preferred shares In accordance with CICA 3861. CICA 3861 covers “Financial Instrument – Disclosure and Presentation”. It dictates the reclassification from Equity to Current Liability of the Class A Preferred Shares, and their paid in capital totaling $2,237,421. On the Balance sheet this has been added to the Current Liability of Accrued dividends. The Preferred shares have the contractual obligation to either delivered a fixed amount or settle the obligation be delivering its out equity instrument. This is where they meet the definition of a financial liability.